Schedule of Investments (unaudited)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	180,884	$21,481,784
Hexcel Corp.(a)	588,546	36,725,270
		58,207,054
Air Freight & Logistics — 0.5%
XPO Logistics Inc.(a)	342,225	47,873,855

Airlines — 0.4%
JetBlue Airways Corp.(a)	2,219,400	37,241,532

Auto Components — 2.2%
Adient PLC(a)(b)	660,429	29,851,391
Dana Inc.	1,018,717	24,204,716
Gentex Corp.	711,485	23,543,039
Goodyear Tire & Rubber Co. (The)(a)	1,959,682	33,608,546
Lear Corp.	384,179	67,338,895
Visteon Corp.(a)(b)	102,324	12,375,064
		190,921,651
Automobiles — 1.1%
Harley-Davidson Inc.	1,078,606	49,421,727
Thor Industries Inc.	388,823	43,936,999
		93,358,726
Banks — 11.4%
Associated Banc-Corp.	1,073,306	21,981,307
BancorpSouth Bank	676,703	19,170,996
Bank of Hawaii Corp.	283,302	23,859,694
Bank OZK	848,950	35,791,732
Cathay General Bancorp.	526,797	20,734,730
CIT Group Inc.	694,855	35,847,569
Commerce Bancshares Inc.	384,144	28,641,777
Cullen/Frost Bankers Inc.	396,647	44,424,464
East West Bancorp. Inc.	995,435	71,362,735
First Financial Bankshares Inc.	360,663	17,719,373
First Horizon Corp.	3,874,064	66,943,826
FNB Corp.	2,239,996	27,619,151
Fulton Financial Corp.	1,143,757	18,048,485
Glacier Bancorp.Inc.	336,108	18,512,829
Hancock Whitney Corp.	609,128	27,069,648
Home BancShares Inc./AR	1,063,625	26,250,265
International Bancshares Corp.	392,255	16,843,430
PacWest Bancorp.	590,623	24,310,043
Pinnacle Financial Partners Inc.	533,675	47,118,166
Prosperity Bancshares Inc.	652,635	46,859,193
Signature Bank/New York NY	262,698	64,531,764
Sterling Bancorp./DE	1,350,787	33,486,010
Synovus Financial Corp.	1,043,893	45,806,025
Texas Capital Bancshares Inc.(a)	354,468	22,505,173
Trustmark Corp.	446,062	13,738,710
UMB Financial Corp.	305,384	28,419,035
Umpqua Holdings Corp.	884,296	16,315,261
United Bankshares Inc./WV	940,969	34,345,368
Valley National Bancorp.	2,848,522	38,255,650
Webster Financial Corp.	634,087	33,822,201
Wintrust Financial Corp.	400,619	30,298,815
		1,000,633,425
Biotechnology — 0.5%
Ligand Pharmaceuticals Inc.(a)(b)	56,651	7,432,045
United Therapeutics Corp.(a)(b)	182,222	32,692,449
		40,124,494
Security	Shares	Value

Building Products — 1.6%
Builders FirstSource Inc.(a)(b)	741,418	$31,628,892
Lennox International Inc.	98,872	34,684,297
Owens Corning	732,641	71,725,554
		138,038,743
Capital Markets — 2.5%
Affiliated Managers Group Inc.(b)	292,020	45,032,404
Evercore Inc., Class A	106,265	14,958,924
Federated Hermes Inc.	387,122	13,127,307
Janus Henderson Group PLC	1,198,271	46,504,897
Jefferies Financial Group Inc.	1,403,025	47,983,455
SEI Investments Co.	407,348	25,243,356
Stifel Financial Corp.	428,746	27,808,466
		220,658,809
Chemicals — 2.8%
Ashland Global Holdings Inc.	245,404	21,472,850
Avient Corp.	641,129	31,517,902
Cabot Corp.	397,609	22,635,880
Chemours Co. (The)	637,980	22,201,704
Ingevity Corp.(a)(b)	143,178	11,648,962
Minerals Technologies Inc.(b)	236,564	18,610,490
NewMarket Corp.	32,036	10,314,951
Olin Corp.	1,004,921	46,487,646
RPM International Inc.	345,162	30,608,966
Sensient Technologies Corp.	154,195	13,347,119
Valvoline Inc.	509,633	16,542,687
		245,389,157
Commercial Services & Supplies — 1.3%
Brink’s Co. (The)	217,075	16,680,043
Clean Harbors Inc.(a)	214,766	20,003,305
Healthcare Services Group Inc.	524,719	16,565,379
Herman Miller Inc.	415,498	19,586,575
KAR Auction Services Inc.(a)	875,007	15,356,373
Stericycle Inc.(a)	392,365	28,073,716
		116,265,391
Communications Equipment — 0.9%
Ciena Corp.(a)(b)	684,697	38,952,412
NetScout Systems Inc.(a)	516,767	14,748,530
ViaSat Inc.(a)(b)	477,821	23,814,599
		77,515,541
Construction & Engineering — 2.4%
AECOM(a)(b)	1,026,722	65,012,037
Dycom Industries Inc.(a)	216,627	16,145,211
EMCOR Group Inc.	382,627	47,135,820
Fluor Corp.(a)	882,099	15,613,152
MasTec Inc.(a)	396,077	42,023,770
Valmont Industries Inc.	88,202	20,820,082
		206,750,072
Construction Materials — 0.2%
Eagle Materials Inc.	112,948	16,051,040

Consumer Finance — 0.7%
FirstCash Inc.	288,202	22,030,161
Navient Corp.	1,259,008	24,336,625
PROG Holdings Inc.	255,073	12,276,663
		58,643,449
Containers & Packaging — 1.1%
AptarGroup Inc.	179,747	25,315,567
Greif Inc., Class A, NVS	186,970	11,321,034
Silgan Holdings Inc.	307,307	12,753,240

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sonoco Products Co.	705,572	$47,202,767
		96,592,608
Diversified Consumer Services — 1.4%
Adtalem Global Education Inc.(a)	346,634	12,354,036
Graham Holdings Co., Class B	28,358	17,976,136
Grand Canyon Education Inc.(a)(b)	204,775	18,423,607
H&R Block Inc.	1,272,460	29,877,361
Service Corp. International	471,701	25,278,456
Strategic Education Inc.	172,889	13,149,937
WW International Inc.(a)(b)	206,740	7,471,584
		124,531,117
Diversified Telecommunication Services — 0.1%
Iridium Communications Inc.(a)(b)	321,287	12,848,267

Electric Utilities — 1.8%
ALLETE Inc.	366,289	25,632,904
Hawaiian Electric Industries Inc.	766,754	32,418,359
IDACORP Inc.	354,433	34,557,218
OGE Energy Corp.	1,404,702	47,268,222
PNM Resources Inc.	368,616	17,977,403
		157,854,106
Electrical Equipment — 1.7%
Acuity Brands Inc.(b)	250,416	46,835,304
EnerSys(b)	153,708	15,021,883
Hubbell Inc.	152,377	28,470,119
nVent Electric PLC.	1,176,004	36,738,365
Regal Beloit Corp.	143,057	19,099,540
		146,165,211
Electronic Equipment, Instruments & Components — 3.5%
Arrow Electronics Inc.(a)	520,175	59,211,520
Avnet Inc.	697,854	27,969,988
Belden Inc.	313,615	15,859,511
Coherent Inc.(a)	113,641	30,039,862
Jabil Inc.	939,231	54,588,106
National Instruments Corp.	507,662	21,463,949
SYNNEX Corp.	290,930	35,423,637
Vishay Intertechnology Inc.	931,459	21,004,400
Vontier Corp.	1,183,667	38,563,871
		304,124,844
Energy Equipment & Services — 0.2%
ChampionX Corp.(a)(b)	775,629	19,894,884

Entertainment — 0.3%
Cinemark Holdings Inc.(a)	762,941	16,746,555
World Wrestling Entertainment Inc., Class A(b)	133,326	7,718,242
		24,464,797
Equity Real Estate Investment Trusts (REITs) — 12.7%
American Campus Communities Inc.	591,226	27,622,079
Apartment Income REIT Corp.	1,099,894	52,167,972
Brixmor Property Group Inc.	2,084,115	47,705,392
Camden Property Trust	363,138	48,177,518
CoreSite Realty Corp.	108,954	14,665,208
Corporate Office Properties Trust	787,822	22,051,138
Cousins Properties Inc.	1,043,347	38,374,303
Douglas Emmett Inc.	1,158,308	38,942,315
EastGroup Properties Inc.	117,891	19,387,175
EPR Properties(a)	524,383	27,624,496
First Industrial Realty Trust Inc.	444,347	23,208,244
Healthcare Realty Trust Inc.	596,117	18,002,733
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties Inc.	729,814	$32,965,698
Hudson Pacific Properties Inc.	1,060,146	29,493,262
JBG SMITH Properties	776,331	24,462,190
Kilroy Realty Corp.	743,683	51,790,084
Lamar Advertising Co., Class A	304,556	31,801,738
Life Storage Inc.	258,730	27,774,666
Macerich Co. (The)	1,173,210	21,411,083
Medical Properties Trust Inc.	2,516,446	50,580,565
National Retail Properties Inc.	1,230,904	57,704,780
National Storage Affiliates Trust	188,583	9,534,756
Omega Healthcare Investors Inc.	1,650,690	59,903,540
Park Hotels & Resorts Inc.(a)	1,660,024	34,213,095
Pebblebrook Hotel Trust(b)	922,202	21,717,857
Physicians Realty Trust	1,511,185	27,911,587
PotlatchDeltic Corp.	292,349	15,538,349
PS Business Parks Inc.	76,481	11,325,306
Rayonier Inc.	585,227	21,027,206
Rexford Industrial Realty Inc.	385,498	21,954,111
Sabra Health Care REIT Inc.	1,514,418	27,562,408
SL Green Realty Corp.(b)	487,036	38,962,880
Spirit Realty Capital Inc.	806,650	38,590,136
STORE Capital Corp.	1,075,656	37,120,889
Urban Edge Properties	771,512	14,735,879
Weingarten Realty Investors	841,401	26,983,730
		1,112,994,368
Food & Staples Retailing — 1.2%
BJ’s Wholesale Club Holdings Inc.(a)	961,785	45,761,730
Casey’s General Stores Inc.	160,871	31,311,932
Grocery Outlet Holding Corp.(a)(b)	231,372	8,019,354
Sprouts Farmers Market Inc.(a)(b)	828,358	20,584,696
		105,677,712
Food Products — 2.1%
Flowers Foods Inc.	843,418	20,410,716
Hain Celestial Group Inc. (The)(a)(b)	219,271	8,797,153
Ingredion Inc.	469,727	42,510,293
Lancaster Colony Corp.	57,983	11,220,290
Pilgrim’s Pride Corp.(a)(b)	344,646	7,644,248
Post Holdings Inc.(a)	415,028	45,018,087
Sanderson Farms Inc.	139,568	26,234,597
Tootsie Roll Industries Inc.	72,905	2,472,209
TreeHouse Foods Inc.(a)(b)	393,752	17,529,839
		181,837,432
Gas Utilities — 2.4%
National Fuel Gas Co.	640,217	33,451,338
New Jersey Resources Corp.	675,677	26,736,539
ONE Gas Inc.	373,432	27,678,780
Southwest Gas Holdings Inc.	406,788	26,925,298
Spire Inc.	362,832	26,221,868
UGI Corp.	1,463,725	67,785,105
		208,798,928
Health Care Equipment & Supplies — 2.1%
Envista Holdings Corp.(a)(b)	1,127,604	48,723,769
Haemonetics Corp.(a)(b)	161,605	10,769,357
Hill-Rom Holdings Inc.	271,040	30,787,433
ICU Medical Inc.(a)	68,086	14,012,099
Integra LifeSciences Holdings Corp.(a)	249,457	17,022,946
LivaNova PLC(a)	342,626	28,818,273
Neogen Corp.(a)(b)	302,169	13,911,861

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
NuVasive Inc.(a)	362,239	$24,552,559
		188,598,297
Health Care Providers & Services — 2.0%
Acadia Healthcare Co. Inc.(a)(b)	390,217	24,486,117
Encompass Health Corp.	307,842	24,020,911
Molina Healthcare Inc.(a)	188,409	47,678,782
Patterson Companies Inc.	609,972	18,537,049
Progyny Inc.(a)(b)	130,796	7,716,964
Tenet Healthcare Corp.(a)(b)	748,968	50,173,366
		172,613,189
Hotels, Restaurants & Leisure — 1.9%
Boyd Gaming Corp.(a)	261,472	16,077,913
Choice Hotels International Inc.	95,813	11,388,333
Cracker Barrel Old Country Store Inc.	166,616	24,735,812
Marriott Vacations Worldwide Corp.(a)	299,440	47,700,792
Scientific Games Corp./DE, Class A(a)(b)	166,833	12,919,548
Six Flags Entertainment Corp.(a)	330,057	14,284,867
Travel + Leisure Co.	369,558	21,970,223
Wyndham Hotels & Resorts Inc.	300,984	21,758,133
		170,835,621
Household Durables — 1.1%
KB Home	623,246	25,378,577
Taylor Morrison Home Corp.(a)(b)	904,738	23,903,178
Toll Brothers Inc.	441,792	25,539,996
TRI Pointe Homes Inc.(a)	830,563	17,798,965
		92,620,716
Household Products — 0.1%
Energizer Holdings Inc.	217,968	9,368,265

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	153,740	29,422,761

Insurance — 5.1%
Alleghany Corp.(a)	97,677	65,157,396
American Financial Group Inc./OH	483,445	60,295,260
CNO Financial Group Inc.	922,741	21,795,143
First American Financial Corp.	769,665	47,988,613
Hanover Insurance Group Inc. (The)	251,762	34,148,998
Kemper Corp.	425,668	31,456,865
Mercury General Corp.	186,523	12,114,669
Old Republic International Corp.	1,990,100	49,573,391
Reinsurance Group of America Inc.	477,359	54,418,926
RenaissanceRe Holdings Ltd.	149,698	22,278,056
RLI Corp.	115,039	12,031,929
Selective Insurance Group Inc.	421,694	34,220,468
		445,479,714
Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	433,219	17,458,726
Yelp Inc.(a)(b)	240,659	9,616,733
		27,075,459
IT Services — 1.7%
Alliance Data Systems Corp.	348,997	36,361,998
Concentrix Corp.(a)	152,438	24,512,030
Genpact Ltd.	476,492	21,647,032
LiveRamp Holdings Inc.(a)(b)	225,512	10,565,237
Maximus Inc.	164,236	14,447,841
Sabre Corp.(a)	1,437,215	17,936,443
WEX Inc.(a)(b)	131,792	25,554,469
		151,025,050
Security	Shares	Value

Leisure Products — 0.7%
Brunswick Corp./DE	245,788	$24,485,401
Callaway Golf Co.	342,708	11,559,541
Polaris Inc.	213,986	29,307,522
		65,352,464
Machinery — 4.5%
AGCO Corp.	251,238	32,756,410
Colfax Corp.(a)(b)	827,374	37,902,003
Crane Co.	348,202	32,163,419
Donaldson Co. Inc.	442,283	28,098,239
Flowserve Corp.	914,900	36,888,768
ITT Inc.	332,123	30,419,146
Kennametal Inc.	586,633	21,071,857
Middleby Corp. (The)(a)(b)	152,385	26,402,225
Nordson Corp.	140,424	30,824,472
Oshkosh Corp.	481,243	59,982,128
Terex Corp.	304,136	14,482,956
Trinity Industries Inc.	567,450	15,258,731
Woodward Inc.	197,640	24,286,003
		390,536,357
Marine — 0.3%
Kirby Corp.(a)	421,544	25,562,428

Media — 0.4%
John Wiley & Sons Inc., Class A	305,770	18,401,238
TEGNA Inc.	927,743	17,404,459
		35,805,697
Metals & Mining — 2.9%
Commercial Metals Co.	845,375	25,969,920
Compass Minerals International Inc.	124,983	7,406,492
Reliance Steel & Aluminum Co.	447,183	67,479,915
Royal Gold Inc.	193,513	22,079,833
Steel Dynamics Inc.	1,407,748	83,901,781
United States Steel Corp.(b)	1,891,258	45,390,192
Worthington Industries Inc.	103,022	6,302,886
		258,531,019
Multi-Utilities — 1.1%
Black Hills Corp.	440,951	28,939,614
MDU Resources Group Inc.	1,411,074	44,223,059
NorthWestern Corp.	355,464	21,406,042
		94,568,715
Multiline Retail — 1.0%
Kohl’s Corp.	1,095,735	60,385,956
Nordstrom Inc.(a)(b)	764,653	27,963,360
		88,349,316
Oil, Gas & Consumable Fuels — 2.2%
Cimarex Energy Co.	375,438	27,200,483
EQT Corp.(a)	1,214,165	27,027,313
Equitrans Midstream Corp.	1,568,221	13,345,561
HollyFrontier Corp.	1,049,356	34,523,812
Murphy Oil Corp.	1,017,906	23,696,852
Targa Resources Corp.	1,236,454	54,960,380
World Fuel Services Corp.	443,312	14,066,290
		194,820,691
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	322,717	19,456,608

Personal Products — 0.3%
Coty Inc., Class A(a)	1,997,456	18,656,239

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Nu Skin Enterprises Inc., Class A	157,936	$8,947,075
		27,603,314
Pharmaceuticals — 0.2%
Nektar Therapeutics(a)(b)	793,243	13,612,050

Professional Services — 1.5%
CACI International Inc., Class A(a)(b)	94,149	24,019,293
KBR Inc.	991,373	37,820,880
ManpowerGroup Inc.	382,416	45,473,086
Science Applications International Corp.	248,000	21,757,040
		129,070,299
Real Estate Management & Development — 0.8%
Jones Lang LaSalle Inc.(a)	359,840	70,334,327

Road & Rail — 0.9%
Avis Budget Group Inc.(a)	362,960	28,270,954
Landstar System Inc.	100,176	15,829,812
Ryder System Inc.	378,239	28,114,505
Werner Enterprises Inc.	217,524	9,684,168
		81,899,439
Semiconductors & Semiconductor Equipment — 0.8%
Amkor Technology Inc.	526,351	12,458,728
Cirrus Logic Inc.(a)	229,966	19,574,706
Silicon Laboratories Inc.(a)	128,677	19,719,750
Synaptics Inc.(a)(b)	128,410	19,978,028
		71,731,212
Software — 1.9%
ACI Worldwide Inc.(a)(b)	380,447	14,129,802
Aspen Technology Inc.(a)	148,310	20,398,557
Blackbaud Inc.(a)	187,964	14,392,403
CDK Global Inc.	427,533	21,244,115
Ceridian HCM Holding Inc.(a)(b)	378,077	36,265,146
CommVault Systems Inc.(a)	164,629	12,869,049
Envestnet Inc.(a)(b)	74,081	5,619,785
j2 Global Inc.(a)(b)	110,299	15,171,627
Teradata Corp.(a)(b)	484,266	24,198,772
		164,289,256
Specialty Retail — 2.4%
American Eagle Outfitters Inc.	1,058,650	39,731,135
AutoNation Inc.(a)(b)	378,177	35,854,961
Dick’s Sporting Goods Inc.	459,621	46,049,428
Foot Locker Inc.	724,337	44,640,889
Murphy USA Inc.	175,612	23,421,373
Urban Outfitters Inc.(a)	481,974	19,866,968
		209,564,754
Technology Hardware, Storage & Peripherals — 0.8%
NCR Corp.(a)	918,063	41,872,853
Xerox Holdings Corp.	1,130,820	26,562,962
		68,435,815
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.(a)(b)	1,062,361	$60,756,426
Carter’s Inc.	308,291	31,806,383
Columbia Sportswear Co.	125,123	12,307,098
Skechers U.S.A. Inc., Class A(a)	941,011	46,890,578
		151,760,485
Thrifts & Mortgage Finance — 1.2%
Essent Group Ltd.	396,229	17,810,494
MGIC Investment Corp.	2,383,943	32,421,625
New York Community Bancorp. Inc.	3,261,711	35,944,055
Washington Federal Inc.	507,803	16,137,979
		102,314,153
Trading Companies & Distributors — 1.0%
GATX Corp.	248,277	21,965,066
MSC Industrial Direct Co. Inc., Class A	165,034	14,808,501
Univar Solutions Inc.(a)	1,189,575	29,001,838
Watsco Inc.	87,715	25,142,628
		90,918,033
Water Utilities — 0.4%
Essential Utilities Inc.	784,122	35,834,376

Wireless Telecommunication Services — 0.2%
Telephone and Data Systems Inc.	701,367	15,892,976

Total Common Stocks — 99.7%
(Cost: $7,173,364,612)		8,736,740,069

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	144,104,387	144,190,849
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	13,088,000	13,088,000
		157,278,849
Total Short-Term Investments — 1.8%
(Cost: $157,190,546)		157,278,849

Total Investments in Securities — 101.5%
(Cost: $7,330,555,158)		8,894,018,918

Other Assets, Less Liabilities — (1.5)%		(134,911,131)

Net Assets—100.0%		$8,759,107,787

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$160,458,457	$—	$(16,268,190	)(a)	$123	$459	$144,190,849	144,104,387	$64,254	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,098,000	—	(10,010,000	)(a)	—	—	13,088,000	13,088,000	345		—
					$123	$459	$157,278,849		$64,599		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	79	09/17/21	$21,270	$(172,222)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,736,740,069	$—	$—	$8,736,740,069
Money Market Funds	157,278,849	—	—	157,278,849
	$8,894,018,918	$—	$—	$8,894,018,918
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(172,222)	$—	$—	$(172,222)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust